Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
10. Right-of-use assets and lease liabilities
The following table summarizes the movements of the right-of-use assets:
(USD millions)	2022	2021

Right-of-use assets at January 1	1 561	1 676

Impact of acquisitions of businesses	12

Additions	247	321

Depreciation charge	-300	-318

Impairment charge [1]	-3

Lease contract terminations [2]	-34	-66

Currency translation effects	-52	-52

Total right-of-use assets at December 31	1 431	1 561

[1] Impairment charges in 2022 were recorded in the Innovative Medicines segment.
[2] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
The following table shows the right-of-use assets carrying value and depreciation charge at December 31, 2022 and 2021, by underlying class of asset:
(USD millions)	December 31, 2022 carrying value	Depreciation charge 2022	December 31, 2021 carrying value	Depreciation charge 2021

Land	505	16	522	11

Buildings	745	177	866	192

Vehicles	117	96	136	105

Machinery and equipment, and other assets	64	11	37	10

Total right-of-use assets	1 431	300	1 561	318

The following table shows the lease liabilities by maturity at December 31, 2022 and 2021:
(USD millions)	Lease liabilities 2022	Lease liabilities undiscounted 2022	Lease liabilities 2021	Lease liabilities undiscounted 2021

Less than one year	251	297	275	324

Between one and two years	190	232	216	258

Between two and three years	167	201	162	198

Between three and four years	137	172	139	172

Between four and five years	122	154	122	154

After five years	922	2 149	982	2 243

Total lease liabilities	1 789	3 205	1 896	3 349

Less current portion of lease liabilities	-251	-297	-275	-324

Non-current portion of lease liabilities	1 538	2 908	1 621	3 025

Commitments for leases not yet commenced		83		134

At December 31, 2022, and December 31, 2021, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Group’s most material lease with a lease term extension, representing a lease liability value of USD 0.7 billion (2021: USD 0.6 billion), has a determined lease term end date of 2071 (2021: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for both 2022 and 2021. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period.
In 2022, the Group completed three sale and leaseback transactions for certain property, plant and equipment as part of the Groups plans to focus on key operating locations. The transactions resulted in net cash inflows of USD 49 million and the recognition of USD 23 million of lease liabilities, and USD 13 million of right-of-use assets. The right-of-use assets value reflects the proportion of the property, plant and equipment retained. Extension options have been included where management believe that such options will be exercised. The liabilities reflect the net present value of future lease payments. The net gain on the sale and leaseback transactions amounted to USD 17 million. There were no significant sale and leaseback transactions in 2021 or 2020.
The following table provides additional disclosures related to right-of-use assets and lease liabilities for 2022, 2021 and 2020:
(USD millions)	2022	2021	2020

Interest expense on lease liabilities [1]	60	62	67

Expense on short-term leases	3	6	4

Expense on low-value leases	6	7	7

Total cash outflows for leases	355	381	379

Thereof:

Cash outflows for short-term leases and low-value leases [2]	9	13	11

Payments of interest [3]	51	52	56

Payments of lease liabilities [4]	295	316	312

[1] The weighted average interest rate is 3.3% (2021: 3.2%, 2020: 3.4%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2022, 2021 and 2020, is similar to the portfolio of short-term leases the Group entered into during 2022, 2021 and 2020.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.
The net investment held and income from subleasing right-of-use assets were not significant for 2022, 2021, and 2020. Income from leasing Novartis property, plant and equipment to third parties for 2022, 2021 and 2020 was not significant.